IFRS 7 - Disclosure - Market Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of Risk Management [line items]
Effect of one percent appreciation of Canadian currency rate on impact on equity	$ 200	$ 160
Market risk [member]
Disclosure of Risk Management [line items]
Interest rate sensitivity period	12-month
Market risk [member] | Value at Risk [member]
Disclosure of Risk Management [line items]
Statistical technique percentage of confidence level to measure potential overnight loss	99.00%
Value at risk holding period	1 day
Market risk [member] | Stressed value at risk [member]
Disclosure of Risk Management [line items]
Stressed value at risk horizon period	10 days